united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Strategy Fund

(Exact name of registrant as specified in charter)

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth, President

11525 Park Woods Circle, Ste. 200, Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: 678-222-1100

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited)
September 30, 2015

Shares			Value
	COMMON STOCK - 15.9%
	APPAREL - 0.3%
1,451	Iconix Brand Group, Inc. *		$ 19,617

	AUTO PARTS & EQUIPMENT - 0.1%
3,823	SORL Auto Parts, Inc. *		6,767

	BANKS - 0.6%
257	Capital One Financial Corp.		18,638
319	JPMorgan Chase & Co.		19,449
			38,087
	BIOTECHNOLOGY - 0.9%
94	Biogen, Inc. *		27,430
69	China Biologic Products, Inc. *		6,198
182	United Therapeutics Corp. *		23,886
			57,514
	CHEMICALS - 0.8%
1,787	Huntsman Corp.		17,316
341	Innospec, Inc.		15,860
1,093	Kraton Performance Polymers, Inc. *		19,565
			52,741
	COMMERCIAL SERVICES - 0.5%
769	On Assignment, Inc. *		28,376

	COMPUTERS - 1.4%
209	Apple, Inc.		23,053
800	Synaptics, Inc. *		65,968
			89,021
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
496	Encore Capital Group, Inc. *		18,352
695	World Acceptance Corp. *		18,654
			37,006
	ELECTRIC - 0.7%
149	Huaneng Power International, Inc. - ADR		6,303
390	Public Service Enterprise Group, Inc.		16,442
1,117	Spark Energy, Inc. - Cl. A		18,486
			41,231
	ELECTRONICS - 0.1%
2,341	AU Optronics Corp. - ADR		6,929

	ENTERTAINMENT - 0.1%
566	Bona Film Group Ltd. - ADR *		6,741

	ENVIRONMENTAL CONTROL - 0.3%
135	Stericycle, Inc. *		18,807

	FOOD - 0.8%
494	Tyson Foods, Inc.		21,291
653	United Natural Foods, Inc. *		31,677
			52,968
	HEALTHCARE-PRODUCTS - 0.4%
1,234	Exactech, Inc. *		21,509

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 15.9% (Continued)
	HEALTHCARE-SERVICES - 0.8%
195	Chemed Corp.		$ 26,027
527	Ensign Group, Inc.		22,466
			48,493
	HOUSEHOLD PRODUCTS/WARES - 0.3%
236	Helen of Troy Ltd. *		21,075

	INSURANCE - 0.6%
851	Greenlight Capital Re Ltd. - Cl. A *		18,960
403	MetLife, Inc.		19,001
			37,961
	INTERNET - 0.4%
1,002	eBay, Inc. *		24,489

	LODGING - 0.5%
1,584	Extended Stay America, Inc.		26,579
230	Homeinns Hotel Group *		6,610
			33,189
	MACHINERY-DIVERSIFIED - 0.4%
393	Hollysys Automatcion Tech		6,870
122	Roper Technologies, Inc.		19,117
			25,987
	MEDIA - 0.4%
440	Scripps Networks Interactive, Inc.		21,644

	OIL & GAS - 0.6%
673	Delek US Holdings, Inc.		18,642
694	Murphy Oil Corp.		16,795
66	Occidental Petroleum Corp.		4,366
			39,803
	OIL & GAS SERVICES - 0.6%
2,902	Gulfmark Offshore, Inc.		17,731
563	National Oilwell Varco, Inc.		21,197
			38,928
	PHARMACEUTICALS - 0.3%
147	USANA Health Sciences, Inc. *		19,702

	RETAIL - 1.0%
271	Asbury Automotive Group, Inc. *		21,992
273	Target Corp.		21,474
250	Walgreens Boots Alliance, Inc.		20,775
			64,241
	SEMICONDUCTORS - 0.9%
666	Cabot Microelectronics Corp. *		25,801
996	Cirrus Logic, Inc. *		31,384
			57,185
	SOFTWARE - 0.5%
337	Changyou.com Ltd. - ADR *		5,999
278	Fiserv, Inc. *		24,078
			30,077
	TELECOMMUNICATIONS - 0.4%
987	ARRIS Group, Inc. *		25,632

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Shares			Value
	COMMON STOCK - 15.9% (Continued)
	TRUCKING & LEASING - 0.6%
47	AMERCO		$ 19,394
604	Greenbrier Cos., Inc.		18,493
			37,887

	TOTAL COMMON STOCK (Cost - $1,059,913)		1,003,607

	EXCHANGE TRADED FUNDS - 20.6%
	ASSET ALLOCATION FUND - 0.8%
1,100	SPDR Barclays Convertible Securities ETF		49,192

	CLOSED-END FUND - 0.7%
5,399	PIMCO High Income Fund		40,223

	DEBT FUNDS - 6.7%
1,236	iShares Core U.S. Aggregate Bond ETF		135,441
1,167	iShares iBoxx $ Investment Grade Corporate Bond ETF		135,477
481	iShares JP Morgan USD Emerging Markets Bond ETF		51,178
1,883	PowerShares Emerging Markets Sovereign Debt Portfolio		51,651
1,855	SPDR Barclays Short Term High Yield Bond ETF		49,974
			423,721
	EQUITY FUNDS - 12.4%
4,205	ETRACS Alerian MLP Infrastructure Index ETN		113,787
8,248	Global X MLP ETF		89,243
1,404	iShares MSCI Australia ETF		25,160
1,708	iShares MSCI Austria Capped ETF		25,579
955	iShares MSCI Chile Capped ETF		31,477
544	iShares MSCI EAFE Small-Cap ETF		25,987
1,013	iShares MSCI Frontier 100 ETF		25,467
1,023	iShares MSCI Germany ETF		25,309
1,359	iShares MSCI Hong Kong ETF		25,984
1,011	iShares MSCI India ETF		28,884
3,245	iShares MSCI Malaysia ETF		32,158
1,091	iShares MSCI Netherlands ETF		25,529
801	iShares MSCI New Zealand Capped ETF		25,616
755	iShares MSCI Philippines ETF		25,965
2,495	iShares MSCI Singapore ETF		25,374
890	iShares MSCI Sweden ETF		25,837
2,090	iShares MSCI Taiwan ETF		27,504
465	iShares MSCI Thailand Capped ETF		28,951
286	iShares MSCI Turkey ETF		10,450
649	iShares MSCI United Kingdom Small-Cap ETF		25,668
3,718	JPMorgan Alerian MLP Index ETN		112,990
			782,919

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,442,012)		1,296,055

	LIMITED PARTNERSHIPS - 6.8%
2	GPB Automotive Portfolio LP + #		100,000
275,000	Semper Midas Fund LP + #		273,681
56	Shopoff Land Fund III LP + #		50,680
250	Uniprop Manufactured Housing Communities LP + #		2,233
	TOTAL LIMITED PARTNERSHIPS (Cost - $427,752)		426,594

Wildermuth Endowment Strategy Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Shares			Value
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 19.3%
	REAL ESTATE - 19.3%
50,478	Behringer Harvard Opportunity REIT I, Inc. + #		$ 180,709
32,369	CNL Lifestyle Properties, Inc. + #		168,318
18,440	Cottonwood Residential, Inc. + #		267,564
18,060	Dividend Capital Diversified Property Fund + #		134,190
51,447	Inventrust Properties Corp. + #		205,787
42,196	KBS REIT I, Inc. + #		190,726
1,000	Landmark Apartment Trust, Inc. + #		8,150
4,037	TIER REIT, Inc. + #		59,425
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost - $996,881)		1,214,869

	SHORT-TERM INVESTMENTS - 38.7%
2,433,738	Blackrock Liquidity Funds T-Fund Portfolio, 0.01% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,433,738)		2,433,738

	TOTAL INVESTMENTS - 101.3% (Cost - $6,330,296) (a)		$ 6,374,863
	OTHER LIABILITIES LESS ASSETS - (1.3) %		(80,322)
	NET ASSETS - 100.0%		$ 6,294,541

^ Rate shown represents the rate at September 30, 2015, is subject to change and resets daily.
+ Illiquid security. Total illiquid securities represent 26.1% of net assets as of September 30, 2015.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $1,641,463, or 26.1%, of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $6,330,296 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 271,238
		Unrealized depreciation:	(226,671)
		Net unrealized appreciation:	$ 44,567

Wildermuth Endowment Strategy Fund
Notes to Schedule of Investments (Unaudited)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by Wildermuth Advisory, LLC's, the Fund's investment adviser (the "Adviser"), fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Investment Funds that are Private Funds and Non-Traded REITs (“Non-Traded Funds”) will be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstance, to value the Fund’s investment at NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Adviser’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Non-Traded Funds’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser, acting under the Board’s supervision and pursuant to policies implemented by the Board, may consider several factors, including, but not limited to: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other accounts managed by the Adviser and the method used to price the security in those accounts; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. As part of its due diligence of Non-Traded Fund investments, the Adviser will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all fair valued securities. However, it is anticipated that portfolio holdings and other value information of the Non-Traded Funds could be available on no more than a quarterly basis. Based on its review of all relevant information, the Adviser may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Non-Traded Fund does not represent the fair value of the Fund’s investment in such security. Private Funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's assets and liabilities as of September 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,003,607	$ -	$ -	$ 1,003,607
Exchange Traded Funds	1,296,055	-	-	1,296,055
Limited Partnerships	-	-	426,594	426,594
Public Non-Traded Real Estate Investment Trusts	-	-	1,214,869	1,214,869
Short-Term Investments	2,433,738	-	-	2,433,738
Total Assets	$ 4,733,400	$ -	$ 1,641,463	$ 6,374,863

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Limited	Public Non-Traded
	Partnership	REIT
Beginning Balance	$ -	$ -
Total realized gain/(loss)	-	-
Appreciation/(depreciation)	(1,158)	217,988
Cost of Purchases	427,752	996,881
Proceeds from Sales & Return of Capital	-	-
Accrued Interest	-	-
Net transfers in/out of Level 3	-	-
Ending Balance	$ 426,594	$ 1,214,869

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Strategy Fund

By

/s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 11/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Daniel Wildermuth

Daniel Wildermuth, Trustee, Chairman of the Board, President and Chief Executive Officer

Date 11/30/15

By

/s/ Gerard Scarpati

Gerard Scarpati, Treasurer and Chief Financial Officer

Date 11/30/15